Borrowings and Debt Securities - Short-term Borrowings (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about Short-term borrowings [Line Items]
Short-term borrowings	₩ 9,979,420	₩ 9,122,792
Local short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Yuanta Securities Co., Ltd. and others	Yuanta Securities Co., Ltd. and others
Short-term borrowings	₩ 7,018,433	₩ 4,953,348	$ 0	$ 0
Local short-term borrowings | Minimum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate	2.82%	3.27%	2.82%	3.27%
Borrowings, maturity	2026.01.02	2025.01.07
Local short-term borrowings | Maximum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate	3.65%	4.60%	3.65%	4.60%
Borrowings, maturity	2026.05.18	2025.12.31
Local short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Nonghyup Bank and others	Nonghyup Bank and others
Borrowings, interest rate		4.17%		4.17%
Borrowings, interest rate basis	3M CD	3M CD
Short-term borrowings	₩ 2,600,000	₩ 3,934,600	$ 0	$ 0
Local short-term borrowings | Minimum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.62%	0.23%	0.62%	0.23%
Borrowings, maturity	2026.05.27	2025.01.02
Local short-term borrowings | Maximum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.80%	0.65%	0.80%	0.65%
Borrowings, maturity	2026.07.11	2025.11.20
Local short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Korea Development Bank
Borrowings, interest rate basis	Short-term loanbase interestrate
Borrowings, adjustment to interest rate basis	1.03%		1.03%
Borrowings, maturity	2026.02.24
Short-term borrowings	₩ 30,000		$ 0
Local short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea
Short-term borrowings	₩ 30,000		$ 0
Local short-term borrowings | Minimum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate	2.97%		2.97%
Borrowings, maturity	2026.09.18
Local short-term borrowings | Maximum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate	3.30%		3.30%
Borrowings, maturity	2026.12.29
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Hana Bank and others	Hana Bank
Borrowings, interest rate basis	SOFR(1M)	SOFR(1M)
Borrowings, adjustment to interest rate basis		0.90%		0.90%
Borrowings, maturity		2025.08.12
Short-term borrowings	₩ 70,547	₩ 58,800	$ 49,165	$ 40,000
Foreign short-term borrowings | Minimum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.40%		0.40%
Borrowings, maturity	2026.08.11
Foreign short-term borrowings | Maximum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.90%		0.90%
Borrowings, maturity	2026.11.25
Local bank overdraft
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Nonghyup Bank	Korea Development Bank
Borrowings, interest rate	3.26%	3.85%	3.26%	3.85%
Borrowings, maturity	2026.01.08	2025.04.28
Short-term borrowings	₩ 183,300	₩ 100,000	$ 0	$ 0
Local bank overdraft
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Hana Bank	Woori Bank and others
Borrowings, interest rate		4.20%		4.20%
Borrowings, interest rate basis	1-year financialbond rate	Standard overdraft rate
Borrowings, adjustment to interest rate basis	1.07%	1.37%	1.07%	1.37%
Borrowings, maturity	2026.10.31
Short-term borrowings	₩ 47,140	₩ 76,044	$ 0	$ 0
Local bank overdraft | Minimum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, maturity		2025.02.21
Local bank overdraft | Maximum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, maturity		2025.03.28